Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Deferred tax assets
Net operating loss carryforwards	$ 45,881	$ 40,790
Accrued expenses	3,045	1,696
Stock-based compensation	1,922	1,618
U.S. definite lived intangibles	5,058	3,538
Other temporary differences	1,217	33
Total deferred tax assets	57,123	47,675
Valuation allowance	(56,304)	(46,619)
Net deferred tax assets	819	1,056
Deferred tax liabilities
Foreign intangibles	(111)	(224)
U.S. goodwill	(3,166)	(2,072)
Fixed assets	(708)	(832)
Total deferred tax liabilities	(3,985)	(3,128)
Net deferred tax liabilities	$ (3,166)	$ (2,072)